MEMBERS(R)  Variable Universal Life

                       Supplement Dated November 25, 1996

                                       to

        MEMBERS(R) Variable Universal Life Prospectus Dated May 1, 1996
                               ("VUL Prospectus")

1. Name Changes. Effective December 31, 1996 the following entities' names will change and the listed new name should be substituted in the VUL Prospectus wherever the old name appears:


         Old Name                                    New Name

Century  Life of America                     CUNA Mutual Life  Insurance  Company

Century Variable  Annuity  Account           CUNA Mutual Life  Variable  Annuity  Account

Century  Variable  Account                   CUNA Mutual Life  Variable  Account

Century Group Variable  Annuity Account      CUNA Mutual Life Group Variable Annuity Account

Century Investment Management Co.            CIMCO Inc.


Because the Century Life of America name change must be approved by each state Insurance Commissioner, its new name will be used in each state on the later of December 31, 1996 or the state approval date.

2. Ultra Series Fund Management Agreement. At a meeting of the Ultra Series Fund Board of Trustees held October 29, 1996, the Trustees approved a Management Agreement between CIMCO Inc. ("CIMCO") and the Ultra Series Fund (the "Fund") and recommended the Management Agreement for approval by the Shareholders of the Fund at a Shareholder meeting scheduled for January 16, 1997. Subject to the affirmative vote of a majority of the shares of each Series of the Fund, effective May 1, 1997, the Management Agreement will replace the existing Investment Advisory Agreement between the Fund and Century Investment Management Co. last approved and continued by the Board of Trustees on May 2, 1996. In addition, Century Life of America management has indicated that effective May 1, 1997 it will not continue its expense reimbursement agreement with the Fund, pursuant to which Century Life of America has from year to year voluntarily agreed to absorb substantially all ordinary business expenses (including the advisory fee) of each Series of the Fund in excess of 0.65% of the average value of the daily net assets of such Series. (See Fund Expenses, page 6 and Appendix A, page 72 of the VUL Prospectus). If the Management Agreement is approved, effective May 1, 1997, the following table will be added to the section of the VUL Prospectus headed Fund Expenses.


         "Annual Fund Expenses
                  (as percentage of average net assets)

                  Capital Appreciation Stock Fund
                  Management Fees                                   0.80%
                  Other Expenses                                    0.01%
                  Total Annual Fund Expenses                        0.81%

                  Growth and Income Stock Fund
                  Management Fees                                   0.60%
                  Other Expenses                                    0.01%
                  Total Annual Fund Expenses                        0.61%

                  Balanced Fund
                  Management Fees                                   0.70%
                  Other Expenses                                    0.01%
                  Total Annual Fund Expenses                        0.71%

                  Bond Fund
                  Management Fees                                   0.55%
                  Other Expenses                                    0.01%
                  Total Annual Fund Expenses                        0.56%

                  Money Market Fund
                  Management Fees                                   0.45%
                  Other Expenses                                    0.01%
                  Total Annual Fund Expenses                        0.46%

                  Treasury 2000
                  Management Fees                                   .45%
                  Other Expenses                                    .00%
                  Total Annual Fund Expenses                        .45%

                  International Stock Portfolio
                  Management Fees                                   1.05%
                  Other Expenses                                     .00%
                  Total Annual Fund Expenses                        1.05%

                  MFS World Governments Series
                  Management Fees (investment advisory fees)        0.75%
                  Other Expenses (after reimbursements)             0.25%
                  Total Annual Fund Expenses                        1.00%

                  MFS Emerging Growth Series
                  Management Fees (investment advisory fees)        0.75%
                  Other Expenses (after reimbursements)             0.25%
                  Total Annual Fund Expenses                        1.00%"


If the Management Agreement is approved, effective May 1, 1997, the section entitled Effect of Hypothetical Investment Returns on page 72 and the Illustrations Number 1 through Number 6 following it will be revised to reflect the new management fees set forth above.